SUPPLEMENT DATED MARCH 31, 2022
to

PROSPECTUS DATED MAY 1, 2014
FOR PRIME VARIABLE UNIVERSAL LIFE INSURANCE

PROSPECTUS DATED APRIL 29, 2011
FOR PRIME SURVIVORSHIP VARIABLE UNIVERSAL LIFE INSURANCE

ISSUED BY DELAWARE LIFE INSURANCE COMPANY OF NEW YORK
DELAWARE LIFE NY VARIABLE ACCOUNT D

This supplement contains information regarding changes to an investment option that is available under your Policy.

Effective on or about April 29, 2022, the name of the following investment option will be changed:

Current Name	New Name

Invesco V.I. International Growth Fund	Invesco V.I. EQV International Equity Fund

THE POLICIES REFERENCED IN THIS SUPPLEMENT ARE NO LONGER FOR SALE.

THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE.